SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2024
Changbin Xia [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Shareholder of the Company
CEDE & CO [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Shareholder of the Company
Zhichao Yang [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Legal representative of Xiamen Chunshang
Eternal Horizon International Company Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	As a shareholder of the Company before December 15, 2020
Sen Jin [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Legal representative of Vande